SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO THE COMPANY’S LEASES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating cash flows from finance leases	¥ 175	¥ 97	¥ 99
Operating cash flows from operating leases	480,685	513,967	450,382
Financing cash flows from finance leases	4,160	2,303	2,770
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	508,790	602,560	376,214
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	8,373	2,682	940
Remeasurement of operating lease liabilities and right-of-use assets due to lease modification	¥ 92,739	¥ 37,142	¥ 41,866
Weighted average remaining lease term, Finance leases	3 years 10 days	3 years 3 months 14 days	3 years 2 months 23 days
Weighted average remaining lease term, Operating leases	8 years 6 months 14 days	8 years 1 month 9 days	8 years 2 months 4 days
Weighted-average discount rate, Finance leases	1.57%	1.57%	1.57%
Weighted-average discount rate, Operating leases	1.57%	1.57%	1.57%